Sensitivity analysis - Foreign currency exchange (Details) - Foreign exchange risk BRL in Thousands	Dec. 31, 2017 BRL BRL / $
Probable
Sensitivity analysis
Closing foreign exchange rate | BRL / $	3.3080
Possible
Sensitivity analysis
Percentage of appreciation	25.00%
Percentage of depreciation	(25.00%)
Possible | Derivative financial assets
Sensitivity analysis
Change in fair value of financial assets due to appreciation of market risk indicator	BRL 681,502
Change in fair value of financial assets due to depreciation of market risk indicator	(681,502)
Possible | Loans and Financing
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	2,549,290
Change in fair value of financial liabilities due to depreciation of market risk indicator	(2,549,290)
Possible | Cash and cash equivalents
Sensitivity analysis
Change in fair value of financial assets due to appreciation of market risk indicator	894,882
Change in fair value of financial assets due to depreciation of market risk indicator	BRL (894,882)
Remote
Sensitivity analysis
Percentage of appreciation	50.00%
Percentage of depreciation	(50.00%)
Remote | Derivative financial assets
Sensitivity analysis
Change in fair value of financial assets due to appreciation of market risk indicator	BRL 1,944,730
Change in fair value of financial assets due to depreciation of market risk indicator	(1,944,730)
Remote | Loans and Financing
Sensitivity analysis
Change in fair value of financial liabilities due to appreciation of market risk indicator	5,098,581
Change in fair value of financial liabilities due to depreciation of market risk indicator	(5,098,581)
Remote | Cash and cash equivalents
Sensitivity analysis
Change in fair value of financial assets due to appreciation of market risk indicator	1,789,765
Change in fair value of financial assets due to depreciation of market risk indicator	BRL (1,789,765)